Mineral Property, Plant and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 4,957.5	$ 4,618.0
Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	4,957.5	4,618.0
Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	573.5	420.4
Corporate/Other | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	273.1	229.6
Corporate/Other | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	53.2	26.6
Operating segments | Young-Davidson | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,581.9	1,563.3
Operating segments | Young-Davidson | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	94.8	87.5
Operating segments | Island Gold District | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	2,881.3	2,592.4
Operating segments | Island Gold District | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	397.3	286.4
Operating segments | Mulatos | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	221.2	232.7
Operating segments | Mulatos | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 28.2	$ 19.9